INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interests in subsidiaries [text block] [Abstract]
Disclosure of subsidiaries [text block]
	2018 £m	2017 £m
At 1 January	32,878	31,135
Additions and capital injections	110	2,362
Capital contributions	73	–
Capital repayments	(210)	–
Disposals	(103)	(317)
Adjustment on vesting of businesses (see below)	–	(127)
Impairment	(92)	(175)
At 31 December	32,656	32,878